UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-6490

Dreyfus Premier International Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	10/31
Date of reporting period:	4/30/06

FORM N-CSR

Item 1.	Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
15	Financial Highlights
20	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier Greater China Fund, covering the six-month period from November 1, 2005, through April 30, 2006.

International stock markets have continued to rally, boosted by continued expectations for low inflation, relatively benign monetary policies among central banks and the recovery of domestic consumption in Japan and Europe. Although stock prices have increased over the past few years, so have earnings for most international companies, keeping valuations at what we believe to be reasonable levels.

Our international portfolio managers report that they are beginning to see early signs of a potentially broader market advance, beyond merely the energy and mining sectors that have led the rally so far. In Europe, high-profile mergers and acquisitions in the financial services, pharmaceuticals and industrials sectors have supported a generally upbeat economic outlook. While Japan recently has lagged Europe, greater economic stability and liquidity have brought an end to price deflation, which may support further gains if interest rates rise only moderately as the global economic cycle matures. As always, we urge you to discuss with your financial advisor the potential implications of these possibilities on your investments.

For information about how the fund performed, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

Stephen E. Canter Chairman and Chief Executive Officer The Dreyfus Corporation May 15, 2006
2

DISCUSSION OF FUND PERFORMANCE

Adrian Au, Portfolio Manager

How did Dreyfus Premier Greater China Fund perform relative to its benchmark?

For the six-month period ended April 30, 2006, the fund’s Class A, B, C, R and T shares produced total returns of 61.28%, 60.66%, 60.68%, 61.55% and 60.97%, respectively.1 In contrast, the fund’s benchmark, the Hang Seng Index (the “Index”), produced a total return of 17.34% for the same period.2

A rapidly growing Chinese economy propelled its stock market higher during the reporting period. The fund significantly outperformed its benchmark, partly due to its emphasis on fast-growing midcap companies that are not part of the Index as well as our focus on businesses benefiting from greater domestic consumption. These returns were achieved during the market conditions that were favorable for companies in the Chinese market in general, and the fund’s investment strategy in particular.These types of returns should not be expected to continue.

What is the fund’s investment approach?

The fund seeks long-term capital appreciation.The fund normally invests at least 80% of its assets in stocks of companies that (i) are principally traded in China, Hong Kong or Taiwan (Greater China), (ii) derive at least 50% of their revenues from Greater China, or (iii) have at least 50% of their assets in Greater China.The fund’s investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings.To determine where the fund will invest, the portfolio manager analyzes several factors, including economic and political trends in Greater China; the current financial condition and future prospects of individual companies and sectors in the region; and the valuation of one market or company relative to that of another.

We generally seek companies with accelerating earnings outlooks and whose share prices appear to be reasonably valued relative to their growth potential. Characteristics of such companies include high-quality management with a commitment to increasing shareholder value, strong earnings momentum with consistent free cash flow

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

generation, sound business fundamentals and long-term vision. Generally, the companies in which the fund invests have leadership potential in their respective industries, with strong recognition.

Many of the securities in which the fund invests are denominated in foreign currencies, such as Hong Kong dollars or Taiwan dollars. To protect the fund against potential depreciation of the region’s currencies versus the U.S. dollar, the fund may engage in currency hedging.

What other factors influenced the fund’s performance?

Economic growth in China continued to exceed expectations during the reporting period, with GDP growth advancing at an annualized rate of 10.2% during the first quarter of 2006.As a result, China’s stock market rose sharply, with particular strength among midcap stocks that tend to benefit when investors are more comfortable assuming risk. In addition, the fund benefited from the success of sector allocation and security selection strategies, which emphasized midcap companies and businesses prospering in a strong domestic economy.

Financial services stocks were among the greater beneficiaries of the strong economy, primarily due to higher rates of loan growth and government deregulation. For example, China Construction Bank and China Life Insurance posted gains after the government granted them permission to enter allied businesses. Commodity stocks represented another main driver of performance, as strong demand sent the stock prices of Jiangxi Copper, Zijin Mining Group and Xiwang Sugar Holdings higher. Retail stocks also gained value as the government continued to encourage domestic consumption to achieve a better balance between the consumer and industrial sectors of the economy. Parkson Retail Group, a leading operator of department stores, delivered high levels of earnings growth through store expansion.

In Taiwan, wireless telephone handset manufacturers such as High Tech Computer and Compal Communications fared well amid strong demand for replacement products in developed markets and new customers in emerging markets. However, semiconductor stocks in Taiwan stalled when Microsoft, a major customer, announced delays in its next-generation computer operating system.

4

What is the fund’s current strategy?

Despite a move in late April by China’s Central Bank to raise short-term interest rates in an attempt to forestall potential inflationary pressures, we believe that Chinese companies could continue to benefit from a strong economy.While some investors may recall the negative impact on stock prices of the last rate hike in 2004, we believe that economic conditions are more stable today. Indicators of a potentially overheated economy —such as inflation, fixed asset investment growth and money supply growth — have remained subdued compared to the peak levels of 2004. More important, issues such as transportation bottlenecks that contributed to inflationary pressures in 2004 appear to be under control.

We recently have identified several new areas of potential growth. For example, the Chinese government has announced a series of measures designed to improve rural living standards, including the repeal of the income tax on farmers, free education, improved medical care and land reforms. Accordingly, we recently established positions in companies that we expect to benefit from rural spending, such as manufacturers of farm machinery, fertilizer and Chinese herbal medicine. We also have increased the fund’s exposure to environmental services providers, such as water supply and sewage treatment companies.

May 15, 2006
Emerging markets, such as those of China and Taiwan, tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.The securities of companies located in emerging markets are often subject to rapid and large changes in price. An investment in this fund should be considered only as a supplement to a complete investment program.
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
A significant portion of the fund’s performance is attributable to positive returns from its initial public offering (IPO) investments.There can be no guarantee that IPOs will have or continue to have a positive effect on the fund’s performance. IPOs tend to have a reduced effect on performance as a fund’s asset base grows.
[2]	SOURCE: BLOOMBERG L.P. – Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Hang Seng Index is a capitalization-weighted index of approximately 33 companies that represent 70 percent of the total market capitalization of the
Stock Exchange of Hong Kong.The components of the index are divided into 4 subindices:
Commerce, Finance, Utilities and Properties.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Greater China Fund from November 1, 2005 to April 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2006
	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 12.37	$ 17.64	$ 17.39	$ 10.31	$ 15.46
Ending value (after expenses)	$1,612.80	$1,606.60	$1,606.80	$1,615.50	$1,609.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended April 30, 2006

	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 9.54	$ 13.61	$ 13.42	$ 7.95	$ 11.93
Ending value (after expenses)	$1,015.32	$1,011.26	$1,011.46	$1,016.91	$1,012.94

† Expenses are equal to the fund’s annualized expense ratio of 1.91% for Class A, 2.73% for Class B, 2.69% for Class C, 1.59% for Class R and 2.39% for Class T; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2006 (Unaudited)

Common Stocks—94.8%	Shares		Value ($)

China—53.0%
Aluminum Corp. of China, Cl. H	3,178,000		3,135,699
Beijing Capital Land, Cl. H	9,574,000		3,735,406
Bio-Treat Technology	3,241,000		2,705,958
Celestial NutriFoods	5,844,000		5,507,628
China Construction Bank, Cl. H	5,790,000	[a]	2,501,741
China Fishery Group	1,188,000		2,524,782
China Life Insurance, Cl. H	6,463,000		8,752,709
China Milk Products Group	7,750,000	[b]	6,372,549
China Oilfield Services, Cl. H	9,594,000		5,351,861
China Shineway Pharmaceutical Group	6,778,000		5,595,006
Dongfang Electrical Machinery, Cl. H	3,372,000		6,958,675
Dongfeng Motor Group, Cl. H	5,350,000	[b]	2,656,645
Golden Eagle Retail Group	4,425,000	[b]	2,468,416
Golding Soft	5,220,000	[b]	12,455
Guangshen Railway, Cl. H	9,272,000		3,557,783
Harbin Power Equipment, Cl. H	9,836,000		9,007,326
Jiangxi Copper, Cl. H	8,600,000		9,040,138
PetroChina, Cl. H	8,230,000		9,075,801
PICC Property & Casualty, Cl. H	12,708,000		4,589,382
Shanghai Electric Group	12,500,000		4,836,713
Shanghai Zhenhua Port Machinery, Cl. B	1,469,058		2,921,956
Sino-Environment Technology Group	4,240,000	[b]	2,038,204
Sinopec Shanghai Petrochemical, Cl. H	5,450,000	[b]	3,233,504
Sohu.com	200,000	[b]	5,550,000
Tencent Holdings	1,922,000		3,879,598
The9, ADR	155,800	[b]	4,672,442
Tom Online	12,784,000	[b]	4,122,169
Tong Ren Tang Technologies, Cl. H	2,321,000		5,148,997
Xinjiang Tianye Water Saving Irrigation System	15,510,000		5,151,196
Zijin Mining Group, Cl. H	14,836,000		8,323,866
ZTE, Cl. H	1,525,200		5,213,047
			148,641,652
Hong Kong—35.8%
Beijing Enterprises Holdings	2,025,000		4,440,102
Cheung Kong Holdings	360,000		4,058,195
China Mengniu Dairy	4,672,000		5,332,921

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)

Hong Kong (continued)
China Mobile (Hong Kong)	700,000		4,071,867
China Overseas Land & Investment	4,400,000		2,823,350
China Sciences Conservational Power	19,450,000	[b,c]	878,025
CNOOC	6,452,000		5,201,078
Henderson Land Development	1,152,000		6,767,993
Hongkong Land Holdings	945,000		3,704,400
HSBC Holdings (warrants 6/19/2006)	28,100,000	[b]	1,594,696
HSBC Holdings (warrants 7/3/2006)	10,000,000	[b]	722,282
Hua Han Bio-Pharmaceutical Holdings, Cl. H	22,572,000		4,192,292
Jiangxi Copper (warrants 8/30/06)	578,000	[b]	283,289
Kerry Properties	1,713,500		6,077,652
Lifestyle International Holdings	1,818,500		3,060,856
Lung Kee (Bermuda) Holdings	382,500		273,806
MTR	2,090,000		5,580,019
New Heritage Holdings	15,700,000		1,538,977
NWS Holdings	3,102,000		5,661,314
Parkson Retail Group	1,951,000		6,391,606
PetroChina, Cl. H (warrants 5/10/2006)	8,280,000	[b]	2,189,290
Sinochem Hong Kong Holdings	17,480,000		7,383,661
Tianjin Development Holdings	8,770,000		6,899,990
Wing Hang Bank	549,000		5,098,282
Xiwang Sugar Holdings	9,224,000		6,305,422
			100,531,365
Taiwan—5.1%
Compal Communications	564,500	[b]	3,963,080
Everlight Electronics	426	[b]	1,211
King Yuan Electronics	4,930,000	[b]	5,492,972
Shin Kong Financial Holding	4,500,000	[b]	4,795,261
			14,252,524
United States—.9%
Far East Energy	1,250,000	[b]	2,575,000
Far East Energy (warrants)	625,000	[b]	0
			2,575,000
Total Common Stocks
(cost $197,191,828)			266,000,541

8

Option—.1%	Contracts	Value ($)

Put Option
Hang Seng China Enterprises Index
Sept. 2006 @ 6500 HKD
(cost $502,745)	200	410,153

Total Investments (cost $197,694,573)	94.9%	266,410,694

Cash and Receivables (Net)	5.1%	14,273,645

Net Assets	100.0%	280,684,339

ADR—American Depository Receipts.
[a] Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006 this security amounted to $2,501,741 or .9% of net assets.
[b] Non-income producing security.
[c] The value of this security has been determined in good faith under the direction of the Board of Directors.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Finance	20.3	Consumer Discretionary	7.7
Industrial	17.3	Health Care	5.3
Technology	11.7	Telecommunications	1.5
Consumer Staples	11.2	Options	.1
Materials	10.8
Energy	9.0		94.9

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2006 (Unaudited)

				Cost	Value

Assets ($):
Investments in securities—See Statement of Investments				197,694,573	266,410,694
Cash					5,808,898
Cash denominated in foreign currencies				7,239,359	7,269,791
Receivable for shares of Common Stock subscribed					4,842,369
Dividends receivable					1,263,466
Receivable for investment securities sold					393,769
Prepaid expenses					61,730
					286,050,717

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					398,248
Payable for investment securities purchased					4,308,347
Payable for shares of Common Stock redeemed					491,878
Accrued expenses					167,905
					5,366,378

Net Assets ($)					280,684,339

Composition of Net Assets ($):
Paid-in capital					199,364,611
Accumulated investment (loss)—net					(489,720)
Accumulated net realized gain (loss) on investments					13,065,829
Accumulated net unrealized appreciation (depreciation)
on investments, foreign currency transactions
and options transactions					68,743,619

Net Assets ($)					280,684,339

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T

Net Assets ($)	152,465,826	34,693,018	75,030,755	17,143,027	1,351,713
Shares Outstanding	4,896,489	1,165,405	2,518,638	544,089	44,414

Net Asset Value
Per Share ($)	31.14	29.77	29.79	31.51	30.43

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2006 (Unaudited)

Investment Income ($):
Cash dividends	1,445,305
Expenses:
Investment advisory fee—Note 3(a)	1,077,572
Shareholder servicing costs—Note 3(c)	341,138
Distribution fees—Note 3(b)	283,691
Custodian fees	167,521
Registration fees	33,690
Professional fees	29,228
Prospectus and shareholders' reports	13,127
Directors' fees and expenses—Note 3(d)	10,108
Miscellaneous	7,689
Total Expenses	1,963,764
Less—reduction in custody fees due to
earnings credits—Note 1(c)	(29,004)
Net Expenses	1,934,760
Investment (Loss)—Net	(489,455)

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	14,737,961
Net realized gain (loss) on forward currency exchange contracts	(239,257)
Net Realized Gain (Loss)	14,498,704
Net unrealized appreciation (depreciation) on investments,
foreign currency transactions and options transactions	67,606,285
Net Realized and Unrealized Gain (Loss) on Investments	82,104,989
Net Increase in Net Assets Resulting from Operations	81,615,534

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2006	Year Ended
	(Unaudited)	October 31, 2005

Operations ($):
Investment income (loss)—net	(489,455)	324,413
Net realized gain (loss) on investments	14,498,704	(392,308)
Net unrealized appreciation
(depreciation) on investments	67,606,285	(378,635)
Net Increase (Decrease) in Net Assets
Resulting from Operations	81,615,534	(446,530)

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(42,341)	(478,111)
Class B shares	—	(17,881)
Class C shares	—	(42,014)
Class R shares	(9,713)	(40,559)
Class T shares	—	(3,939)
Net realized gain on investments:
Class A shares	—	(603,177)
Class B shares	—	(183,278)
Class C shares	—	(362,645)
Class R shares	—	(38,686)
Class T shares	—	(6,946)
Total Dividends	(52,054)	(1,777,236)

12

	Six Months Ended
	April 30, 2006	Year Ended
	(Unaudited)	October 31, 2005

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A shares	61,573,168	25,455,808
Class B shares	6,434,627	5,054,046
Class C shares	19,595,570	14,064,308
Class R shares	16,480,938	808,053
Class T shares	648,388	1,156,807
Dividends reinvested:
Class A shares	33,289	824,935
Class B shares	—	152,463
Class C shares	—	219,860
Class R shares	8,607	68,811
Class T shares	—	7,761
Cost of shares redeemed:
Class A shares	(17,281,671)	(30,046,440)
Class B shares	(3,941,301)	(5,243,336)
Class C shares	(8,073,128)	(14,070,703)
Class R shares	(5,184,216)	(2,597,821)
Class T shares	(248,309)	(1,359,927)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	70,045,962	(5,505,375)
Total Increase (Decrease) in Net Assets	151,609,442	(7,729,141)

Net Assets ($):
Beginning of Period	129,074,897	136,804,038
End of Period	280,684,339	129,074,897
Undistributed investment income (loss)—net	(489,720)	51,789

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	April 30, 2006	Year Ended
	(Unaudited)	October 31, 2005

Capital Share Transactions:
Class A [a]
Shares sold	2,204,458	1,219,692
Shares issued for dividends reinvested	1,545	39,641
Shares redeemed	(693,550)	(1,442,338)
Net Increase (Decrease) in Shares Outstanding	1,512,453	(183,005)

Class B [a]
Shares sold	245,547	251,559
Shares issued for dividends reinvested	—	7,589
Shares redeemed	(168,139)	(261,481)
Net Increase (Decrease) in Shares Outstanding	77,408	(2,333)

Class C
Shares sold	732,379	698,048
Shares issued for dividends reinvested	—	10,933
Shares redeemed	(357,454)	(703,339)
Net Increase (Decrease) in Shares Outstanding	374,925	5,642

Class R
Shares sold	571,619	38,181
Shares issued for dividends reinvested	395	3,272
Shares redeemed	(190,438)	(123,086)
Net Increase (Decrease) in Shares Outstanding	381,576	(81,633)

Class T
Shares sold	22,260	55,136
Shares issued for dividends reinvested	—	380
Shares redeemed	(10,492)	(67,284)
Net Increase (Decrease) in Shares Outstanding	11,768	(11,768)

[a]	During the period ended April 30, 2006, 13,555 Class B shares representing $319,856 were automatically converted to 12,985 Class A shares and during the period ended October 31, 2005, 15,623 Class B shares representing $315,213 were automatically converted to 15,037 Class A shares.
See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2006		Year Ended October 31,

Class A Shares	(Unaudited)	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	19.32	19.64	19.18	12.26	12.32	18.20
Investment Operations:
Investment income
(loss)—net [a]	(.02)	.12	.21	.10	.09	.03
Net realized and unrealized
gain (loss) on investments	11.85	(.15)	.48	6.88	(.11)	(1.24)
Total from
Investment Operations	11.83	(.03)	.69	6.98	(.02)	(1.21)
Distributions:
Dividends from investment
income—net	(.01)	(.13)	(.04)	(.06)	(.04)	—
Dividends from net realized
gain on investments	—	(.16)	(.19)	—	—	(4.67)
Total Distributions	(.01)	(.29)	(.23)	(.06)	(.04)	(4.67)
Net asset value, end of period	31.14	19.32	19.64	19.18	12.26	12.32

Total Return (%) [b]	61.28[c]	(.29)	3.70	57.25	(.19)	(10.04)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.96[c]	2.05	2.09	2.82	3.80	4.63
Ratio of net expenses
to average net assets	.95[c]	2.04	2.09	2.25	2.25	2.25
Ratio of net investment income
(loss) to average net assets	(.09)[c]	.56	1.02	.68	.61	.19
Portfolio Turnover Rate	81.54[c]	178.32	154.41	194.40	327.93	553.68

Net Assets, end of period
($ x 1,000)	152,466	65,371	70,072	33,324	5,165	3,151

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2006		Year Ended October 31,

Class B Shares	(Unaudited)	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	18.53	18.89	18.56	11.89	12.00	17.97
Investment Operations:
Investment income
(loss)—net [a]	(.14)	(.05)	.08	.00[b]	(.01)	(.07)
Net realized and unrealized
gain (loss) on investments	11.38	(.13)	.44	6.67	(.10)	(1.23)
Total from
Investment Operations	11.24	(.18)	.52	6.67	(.11)	(1.30)
Distributions:
Dividends from investment
income—net	—	(.02)	—	—	—	—
Dividends from net realized
gain on investments	—	(.16)	(.19)	—	—	(4.67)
Total Distributions	—	(.18)	(.19)	—	—	(4.67)
Net asset value, end of period	29.77	18.53	18.89	18.56	11.89	12.00

Total Return (%) [c]	60.66[d]	(1.08)	2.88	56.10	(1.00)	(10.73)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.37[d]	2.84	2.87	3.66	4.58	5.40
Ratio of net expenses
to average net assets	1.35[d]	2.83	2.86	3.00	3.00	3.00
Ratio of net investment income
(loss) to average net assets	(.60)[d]	(.23)	.38	.01	(.08)	(.49)
Portfolio Turnover Rate	81.54[d]	178.32	154.41	194.40	327.93	553.68

Net Assets, end of period
($ x 1,000)	34,693	20,160	20,601	6,420	1,565	947

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

16

	Six Months Ended
	April 30, 2006		Year Ended October 31,

Class C Shares	(Unaudited)	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	18.54	18.91	18.57	11.90	12.01	17.98
Investment Operations:
Investment income
(loss)—net [a]	(.13)	(.04)	.07	(.01)	(.00)[b]	(.06)
Net realized and unrealized
gain (loss) on investments	11.38	(.15)	.46	6.68	(.11)	(1.24)
Total from
Investment Operations	11.25	(.19)	.53	6.67	(.11)	(1.30)
Distributions:
Dividends from investment
income—net	—	(.02)	(.00)[b]	(.00)[b]	—	—
Dividends from net realized
gain on investments	—	(.16)	(.19)	—	—	(4.67)
Total Distributions	—	(.18)	(.19)	(.00)[b]	—	(4.67)
Net asset value, end of period	29.79	18.54	18.91	18.57	11.90	12.01

Total Return (%) [c]	60.68[d]	(1.07)	2.90	56.08	(.92)	(10.83)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.35[d]	2.82	2.83	3.42	4.55	5.41
Ratio of net expenses
to average net assets	1.33[d]	2.82	2.83	2.97	3.00	3.00
Ratio of net investment income
(loss) to average net assets	(.55)[d]	(.21)	.33	(.08)	(.00)[e]	(.46)
Portfolio Turnover Rate	81.54[d]	178.32	154.41	194.40	327.93	553.68

Net Assets, end of period
($ x 1,000)	75,031	39,748	40,423	14,363	984	515
[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c] Exclusive of sales charge.
[d] Not annualized.
[e]	Amount represents less than .01%.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	April 30, 2006		Year Ended October 31,

Class R Shares	(Unaudited)	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	19.56	19.88	19.38	12.36	12.41	18.27
Investment Operations:
Investment income—net [a]	.12	.14	.28	.14	.11	.06
Net realized and unrealized gain
(loss) on investments	11.89	(.13)	.48	6.97	(.08)	(1.25)
Total from
Investment Operations	12.01	.01	.76	7.11	.03	(1.19)
Distributions:
Dividends from investment
income—net	(.06)	(.17)	(.07)	(.09)	(.08)	—
Dividends from net realized
gain on investments	—	(.16)	(.19)	—	—	(4.67)
Total Distributions	(.06)	(.33)	(.26)	(.09)	(.08)	(4.67)
Net asset value, end of period	31.51	19.56	19.88	19.38	12.36	12.41

Total Return (%)	61.55[b]	(.04)	3.96	57.93	.10	(9.78)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.82[b]	1.77	1.80	2.56	3.63	4.42
Ratio of net expenses
to average net assets	.79[b]	1.77	1.80	1.92	2.00	2.00
Ratio of net investment income
to average net assets	.48[b]	.68	1.28	1.04	.78	.46
Portfolio Turnover Rate	81.54[b]	178.32	154.41	194.40	327.93	553.68

Net Assets, end of period
($ x 1,000)	17,143	3,179	4,854	1,570	310	290
[a]	Based on average shares outstanding at each month end.
[b] Not annualized.
See notes to financial statements.

18

	Six Months Ended
	April 30, 2006		Year Ended October 31,

Class T Shares	(Unaudited)	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	18.91	19.26	18.83	12.07	12.15	17.99
Investment Operations:
Investment income
(loss)—net [a]	(.09)	.17	.18	.21	.10	.01
Net realized and unrealized
gain (loss) on investments	11.61	(.27)	.46	6.64	(.13)	(1.18)
Total from
Investment Operations	11.52	(.10)	.64	6.85	(.03)	(1.17)
Distributions:
Dividends from investment
income—net	—	(.09)	(.02)	(.09)	(.05)	—
Dividends from net realized
gain on investments	—	(.16)	(.19)	—	—	(4.67)
Total Distributions	—	(.25)	(.21)	(.09)	(.05)	(4.67)
Net asset value, end of period	30.43	18.91	19.26	18.83	12.07	12.15

Total Return (%) [b]	60.97[c]	(.58)	3.44	57.16	(.32)	(9.78)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.20[c]	2.29	2.43	3.46	5.80	8.28
Ratio of net expenses
to average net assets	1.18[c]	2.29	2.40	2.36	2.50	2.50
Ratio of net investment income
(loss) to average net assets	(.42)[c]	.81	.85	1.51	.69	.06
Portfolio Turnover Rate	81.54[c]	178.32	154.41	194.40	327.93	553.68

Net Assets, end of period
($ x 1,000)	1,352	617	855	295	20	2

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Greater China Fund (the “fund”) is a separate non-diversified portfolio of Dreyfus Premier International Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund.The fund’s investment objective is long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Hamon U.S. Investment Advisors Limited (“Hamon”) serves as the fund’s sub-investment adviser. Hamon is an affiliate of Dreyfus.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 200 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class B, Class C, Class R and Class T. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective March 1, 2006, Class A shares of the fund may be purchased at net asset value (“NAV”) without payment of a sales charge:

• By qualified investors who (i) purchase Class A shares directly through the Distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open

20

account directly through the Distributor in a Dreyfus-managed fund, including the fund, or a Founders Asset Management LLC (“Founders”) managed fund since on or before February 28, 2006. Founders is a wholly-owned subsidiary of the Distributor.

• With the cash proceeds from an investor’s exercise of employment-related stock options, whether invested in the fund directly or indirectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the Distributor specifically relating to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor’s spouse and minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options.

• By members of qualified affinity groups who purchase Class A shares directly through the Distributor, provided that the qualified affinity group has entered into an affinity agreement with the Distributor.

Effective March 1, 2006, Class A and Class T shares of the fund may be purchased at NAV without payment of a sales charge:

• For Dreyfus-sponsored IRA “Rollover Accounts” with the distribution proceeds from qualified and non-qualified retirement plans or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a qualified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with the Distributor specifically relating to processing rollovers. Upon establishing the Dreyfus-sponsored IRA rollover account in the fund, the shareholder becomes eligible to make subsequent purchases of Class A or Class T shares of the fund at NAV in such account.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Investments in registered investment companies are valued at their NAV. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which

22

the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options are valued at the last sales price.Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $1,137,741 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2005. If not applied, the capital loss carryover expires in fiscal 2013.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2005 were as follows: ordinary income $934,087 and long-term capital gains $843,149. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund may borrow up to $5 million for leveraging purposes under a short-term unsecured line of credit and participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended April 30, 2006, the fund did not borrow under either line of credit.

24

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Advisory Agreement (“Agreement”) with Dreyfus, the investment advisory fee is computed at the annual rate of 1.25% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Hamon, Dreyfus pays Hamon a fee payable monthly at the annual rate of .625% of the value of the fund’s average daily net assets.

During the period ended April 30, 2006, the Distributor retained $104,260 and $2,080 from commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $67,721 and $15,383 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended April 30, 2006, Class B, Class C and Class T shares were charged $94,675, $188,115 and $901, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2006, Class A, Class B, Class C and Class T shares were charged $112,978, $31,558, $62,705 and $901, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2006, the fund was charged $59,477 pursuant to the transfer agency agreement.

During the period ended April 30, 2006, the fund was charged $1,926 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: investment advisory fees $262,403, Rule 12b-1 distribution plan fees $63,656, shareholder services plan fees $49,705, chief compliance officer fees $1,284 and transfer agency per account fees $21,200.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward currency exchange contracts, during the period ended April 30, 2006, amounted to $202,672,193 and $137,789,489, respectively.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transac-tions.When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency

26

exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. At April 30, 2006, there were no forward currency exchange contracts outstanding.

At April 30, 2006, accumulated net unrealized appreciation on investments was $68,716,121, consisting of $72,739,485 gross unrealized appreciation and $4,023,364 gross unrealized depreciation.

At April 30, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Event:

Effective on or about June 1, 2006, the fund will no longer offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

The Fund 27

NOTES

For More Information

Dreyfus Premier	Custodian

Greater China Fund
The Bank of New York
200 Park Avenue
One Wall Street
New York, NY 10166
New York, NY 10286

Investment Adviser	Transfer Agent &

The Dreyfus Corporation	Dividend Disbursing Agent

200 Park Avenue
Dreyfus Transfer, Inc.
New York, NY 10166
200 Park Avenue

Sub-Investment Adviser	New York, NY 10166

Hamon U.S. Investment Advisors Ltd.	Distributor

4310-4315 Jardine House
Dreyfus Service Corporation
1 Connaught Place, Central
200 Park Avenue
Hong Kong
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
12	Statement of Financial Futures
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
22	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier International Growth Fund, covering the six-month period from November 1, 2005, through April 30, 2006.

International stock markets have continued to rally, boosted by continued expectations for low inflation, relatively benign monetary policies among central banks and the recovery of domestic consumption in Japan and Europe. Although stock prices have increased over the past few years, so have earnings for most international companies, keeping valuations at what we believe to be reasonable levels.

Our international portfolio managers report that they are beginning to see early signs of a potentially broader market advance,beyond merely the energy and mining sectors that have led the rally so far. In Europe, high-profile mergers and acquisitions in the financial services, pharmaceuticals and industrials sectors have supported a generally upbeat economic out-look.While Japan recently has lagged Europe, greater economic stability and liquidity have brought an end to price deflation, which may support further gains if interest rates rise only moderately as the global economic cycle matures.As always,we urge you to discuss with your financial advisor the potential implications of these possibilities on your investments.

For information about how the fund performed, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Remi Browne, Portfolio Manager

How did Dreyfus Premier International Growth Fund perform relative to its benchmark?

For the six-month period ended April 30, 2006, the fund produced total returns of 23.23% for Class A shares, 22.79% for Class B shares, 22.84% for Class C shares, 23.48% for Class R shares and 22.96% for Class T shares.1 This compares with a 23.04% total return produced by the fund’s benchmark, the Morgan Stanley Capital International World ex U.S. Index, for the same period.2 In addition, the Morgan Stanley Capital International World ex U.S. Growth Index produced a total return of 22.84% for the same period.3

International equity markets produced strong returns during the period across all industry groups in an environment of robust global economic growth.The fund’s performance was in line with its benchmark, mainly due to our stock selection strategy, which produced positive results in a majority of countries and sectors.

What is the fund’s investment approach?

The fund invests primarily in growth stocks of foreign companies. Normally, the fund invests at least 80% of its assets in stocks, including common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings.

In choosing stocks, we seek to identify companies with positive growth characteristics and improving business momentum that have not been recognized by the market. We look to add value through security selection and focus on earnings growth (particularly the trend in current earnings and changes in expectations) and valuation (as measured by traditional value measures, such as price-to-earnings, price-to-cash flow and price-to-book value). Companies are then ranked within region, country and economic sector. Higher ranked companies then are reviewed, and an investment decision made, using traditional fundamental techniques.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

What other factors influenced the fund’s performance?

Throughout much of the reporting period, the international equity markets demonstrated continued resilience, fueled in large part by robust global economic growth, historically low inflation expectations and relatively benign monetary policies from central banks worldwide. The market’s strength was broad-based, with all 10 sectors and all 22 countries represented in the benchmark ending the reporting period in positive territory. In Europe, the market’s greatest gains were achieved in Finland and Norway. In addition, stocks in Italy and France rallied amid a rise in mergers-and-acquisitions activity across a number of industry groups. Japan’s stock market posted strong results when the domestic economy recovered in the wake of long-awaited reforms to the nation’s banking system.Along sector lines, the basic materials sector was the star as many momentum investors shifted money into metals and mining stocks.

The fund’s performance was driven by successful stock selection in a majority of countries and sectors, including double-digit performance advantages in Germany and the Netherlands. Among market sectors, the biggest sources of added value during the reporting period came from the financials and materials areas.

Individual financial stocks that contributed the most to the fund’s relative performance included the Netherlands’ ING Group N.V., which we had purchased at relatively low valuations, and Switzerland’s Credit Suisse Group. Both companies’ financial results demonstrated a relative lack of sensitivity to rising interest rates and benefited from higher levels of activity in the capital markets. In the materials sectors, stand-outs included U.K.-based coal and copper producer Xstrata and Australian mining company BHP Billiton, which achieved higher profit margins as global commodity prices escalated amid robust industrial demand from emerging markets, such as China.

Individual stocks in a variety of other sectors also supported the fund’s relative performance. For example, earnings of German tire and auto-parts company Continental continued to grow amid strong demand for its winter and high-end professional tires and its anti-rollover braking and steering technology for SUVs, which enabled the company to pass along high raw materials costs to its customers. German pharmaceutical company Schering gained value after accepting a take-over bid by rival Bayer.

4

Other strong performers for the reporting period included electronics maker Canon and general trading conglomerate Mitsubishi Corp. in Japan, as well as wireless telephone handset provider Nokia in Finland.

A relatively small number of holdings produced more lackluster results. Laggards during the reporting period included Japan’s Sanyo Shinpan Finance Co., which fell after issuing disappointing earnings guidance. U.K. wireless telephone company Vodafone Group struggled due to unexpectedly high expenses and an apparent change of course in its global expansion strategy. Other detractors from relative performance included BlueScope Steel in Australia and Santen Pharmaceutical Co. in Japan.

What is the fund’s current strategy?

Although international stocks have become more richly valued on average, favorable economic and market conditions have persisted, including rebounding corporate confidence and stronger-than-expected consumer spending. We have continued to employ our longstanding investment strategy, in which we maintain generally country- and sector-neutral positions in order to focus on adding value through individual stock selection.

May 15, 2006

Investing in foreign companies involves special risks, including changes in currency rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity. An investment in this fund should be considered only as a supplement to an overall investment program.
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share prices and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through October 31, 2006, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International (MSCI) World ex U.S.
Index is an unmanaged index of global stock market performance, excluding the U.S., consisting solely of equity securities.
[3]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International World ex U.S. Growth Index
measures global developed market equity performance of growth securities outside the U.S.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier International Growth Fund from November 1, 2005 to April 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2006
	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 8.58	$ 13.09	$ 12.93	$ 6.54	$ 10.84
Ending value (after expenses)	$1,232.30	$1,227.90	$1,228.40	$1,234.80	$1,229.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended April 30, 2006

	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 7.75	$ 11.83	$ 11.68	$ 5.91	$ 9.79
Ending value (after expenses)	$1,017.11	$1,013.04	$1,013.19	$1,018.94	$1,015.08

† Expenses are equal to the fund’s annualized expense ratio of 1.55% for Class A, 2.37% for Class B, 2.34% for Class C, 1.18% for Class R and 1.96% for Class T; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2006 (Unaudited)

Common Stocks—97.5%	Shares	Value ($)

Australia—5.2%
BHP Billiton	30,500	679,174
Billabong International	21,200	248,447
CSL	11,600	508,683
Rinker Group	39,900	642,869
Woolworths	14,600	207,051
		2,286,224
Belgium—2.4%
Delhaize Group	5,700	410,613
InBev	12,600	635,528
		1,046,141
Canada—5.5%
Alcan	4,500	235,214
ATI Technologies	12,500 [a]	193,616
Canadian National Railway	10,000	448,832
Gildan Activewear	4,300 [a]	206,164
Shaw Communications, Cl. B	8,000	215,597
Sun Life Financial	6,200	261,733
Teck Cominco, Cl. B	8,700	600,408
Trican Well Service	6,000 [a]	291,109
		2,452,673
Denmark—1.3%
Novo-Nordisk, Cl. B	9,030	586,364
Finland—1.5%
Nokia	29,600	674,048
France—9.2%
BNP Paribas	5,832	551,088
Bouygues	6,800	371,037
Sanofi-Aventis	9,427	889,009
Schneider Electric	3,200	362,332
Societe Generale	3,750	572,924
Total	2,138	591,248
Vivendi	19,900	726,563
		4,064,201

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Germany—7.4%
BASF	7,810	669,616
Continental	6,100	725,325
DaimlerChrysler	3,800	208,351
E.ON	3,620	443,683
MAN	4,100	310,819
SAP	1,390	303,728
Schering	2,400	257,730
ThyssenKrupp	10,700	352,732
		3,271,984
Greece—.9%
Coca-Cola Hellenic Bottling	12,800	419,538
Hong Kong—1.5%
China Mobile Hong Kong	111,100	646,263
Italy—3.1%
Banca Intesa	83,600	495,708
Capitalia	33,800	293,378
ENI	18,502	564,879
		1,353,965
Japan—22.3%
Advantest	1,700	196,071
Astellas Pharma	8,500	354,929
Canon	11,500	880,533
Daiwa Securities Group	33,200	460,839
Denso	7,800	306,501
Eisai	7,200	329,761
Fujitsu	43,000	358,727
Honda Motor	11,300	803,631
Hoya	10,400	421,467
Matsushita Electric Industrial	21,000	507,670
Mitsubishi	43,500	1,053,514
Mitsubishi Electric	30,200	263,093
Mitsui & Co	27,000	408,483
Nomura Holdings	20,700	468,573
ORIX	700	210,452
Rengo	24,900	196,565
Sony	4,100	206,162

8

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Sumitomo Electric Industries	35,500	564,230
Takeda Pharmaceutical	9,400	575,131
Tokyo Electron	4,000	288,339
Toshiba	64,000	407,894
TV Asahi	100	261,967
Yamada Denki	3,100	338,192
		9,862,724
Netherlands—3.4%
European Aeronautic Defence and Space	7,600	299,918
ING Groep	23,800	968,641
Royal KPN	19,500	229,037
		1,497,596
Norway—2.6%
Norsk Hydro	2,145	329,930
Orkla	7,100	373,424
Telenor	39,000	451,960
		1,155,314
Spain—3.3%
ACS, Actividades de Construccion y Servicios	10,800	448,409
Banco Santander Central Hispano	14,700	227,924
Repsol YPF	6,900	206,135
Telefonica	35,400	567,190
		1,449,658
Sweden—.9%
Telefonaktiebolaget LM Ericsson, Cl. B	108,100	384,666
Switzerland—7.6%
Baloise Holding	3,650	278,485
Compagnie Financiere Richemont, Cl. A	8,700	451,051
Credit Suisse Group	13,400	841,009
Nestle	1,030	313,888
Novartis	5,514	316,082
Roche Holding	4,060	623,785
UBS	2,265	267,559
Zurich Financial Services	1,057	256,969
		3,348,828

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

United Kingdom—19.4%
AstraZeneca	11,800	651,366
Aviva	16,600	242,237
Barclays	16,099	200,905
BG Group	27,600	370,576
BP	68,700	846,692
British Airways	71,800 [a]	439,833
British American Tobacco	29,500	753,478
BT Group	96,900	387,047
Diageo	19,400	319,853
First Choice Holidays	58,400	236,725
GlaxoSmithKline	24,000	680,334
HBOS	18,100	317,380
International Power	96,700	524,540
Next	8,300	243,750
Royal Bank of Scotland Group	6,500	212,085
Royal Dutch Shell, Cl. A	7,500	256,327
Sage Group	53,100	241,844
Schroders	12,300	252,988
Vedanta Resources	17,100	491,591
Vodafone Group	106,832	252,041
Xstrata	18,200	657,830
		8,579,422
Total Common Stocks
(cost $31,698,522)		43,079,609

Preferred Stock—.6%

Germany;
Fresenius
(cost $180,617)	1,440	250,251

10

		Principal
Short-Term Investment—.1%		Amount ($)	Value ($)

U.S. Treasury Bills;
4.51%, 6/15/06
(cost $39,776)		40,000 [b]	39,774

Total Investments (cost $31,918,915)		98.2%	43,369,634

Cash and Receivables (Net)		1.8%	812,464

Net Assets		100.0%	44,182,098

[a] Non-income producing security.
[b]	Held by a broker as collateral for open financial futures positions.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Financial	16.7	Consumer Staples	6.9
Health Care	13.7	Telecommunication Services	6.6
Consumer Discretionary	12.9	Utilities	2.2
Industrial	11.3	Short-Term Investment	.1
Materials	10.2	Financial Futures	.0
Information Technology	9.8
Energy	7.8		98.2

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF FINANCIAL FUTURES
April 30, 2006 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 4/30/2006 ($)

Financial Futures Long
MSCI PAN EURO	19	539,622	June 2006	2,887
TOPIX	1	151,554	June 2006	4,769
				7,656

See notes to financial statements.
12

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2006 (Unaudited)

				Cost	Value

Assets ($):
Investments in securities—See Statement of Investments				31,918,915	43,369,634
Cash					194,106
Cash denominated in foreign currencies				489,429	505,227
Dividends receivable					133,214
Receivable for shares of Common Stock subscribed					34,044
Prepaid expenses					33,738
					44,269,963

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					46,339
Payable for futures variation margin—Note 4					3,058
Payable for shares of Common Stock redeemed					349
Accrued expenses					38,119
					87,865

Net Assets ($)					44,182,098

Composition of Net Assets ($):
Paid-in capital					46,376,996
Accumulated undistributed investment income—net					1,430
Accumulated net realized gain (loss) on investments					(13,673,904)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions (including
$7,656 net unrealized appreciation of financial futures)					11,477,576

Net Assets ($)					44,182,098

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T

Net Assets ($)	39,474,295	2,867,223	1,674,031	129,591	36,958
Shares Outstanding	3,245,780	254,480	156,084	10,442	3,117

Net Asset Value
Per Share ($)	12.16	11.27	10.73	12.41	11.86

See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2006 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $37,775 foreign taxes withheld at source)	355,328
Interest	1,362
Total Income	356,690
Expenses:
Investment advisory fee—Note 3(a)	150,603
Shareholder servicing costs—Note 3(c)	74,510
Custodian fees	30,684
Registration fees	28,736
Professional fees	18,664
Distribution fees—Note 3(b)	14,861
Prospectus and shareholders’ reports	6,182
Directors’ fees and expenses—Note 3(d)	4,873
Miscellaneous	7,081
Total Expenses	336,194
Less—reduction in investment advisory fee
due to undertaking—Note 3(a)	(45)
Less—reduction in custody fees due to
earnings credits—Note 1(c)	(8,475)
Net Expenses	327,674
Investment Income—Net	29,016

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and
foreign currency transactions	2,457,587
Net realized gain (loss) on financial futures	166,387
Net realized gain (loss) on forward currency exchange contracts	(12,887)
Net Realized Gain (Loss)	2,611,087
Net unrealized appreciation (depreciation) on investments
and foreign currency transactions [including ($19,296)
net unrealized (depreciation) on financial futures]	5,827,194
Net Realized and Unrealized Gain (Loss) on Investments	8,438,281
Net Increase in Net Assets Resulting from Operations	8,467,297

See notes to financial statements.
14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2006	Year Ended
	(Unaudited)	October 31, 2005

Operations ($):
Investment income—net	29,016	282,765
Net realized gain (loss) on investments	2,611,087	3,940,037
Net unrealized appreciation
(depreciation) on investments	5,827,194	3,162,799
Net Increase (Decrease) in Net Assets
Resulting from Operations	8,467,297	7,385,601

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(255,718)	(980,992)
Class B shares	(3,223)	(32,498)
Class C shares	(5,191)	(14,421)
Class R shares	(721)	(334)
Class T shares	(98)	(505)
Total Dividends	(264,951)	(1,028,750)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A shares	1,824,878	5,966,123
Class B shares	483,115	691,625
Class C shares	202,698	367,921
Class R shares	63,482	23,349
Class T shares	5,095	34,268
Dividends reinvested:
Class A shares	244,082	896,746
Class B shares	2,762	27,633
Class C shares	3,538	9,666
Class R shares	721	334
Class T shares	98	458
Cost of shares redeemed:
Class A shares	(4,018,996)	(24,119,771)
Class B shares	(567,451)	(802,413)
Class C shares	(28,319)	(143,255)
Class R shares	(610)	(20)
Class T shares	(104)	(14,986)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(1,785,011)	(17,062,322)
Total Increase (Decrease) in Net Assets	6,417,335	(10,705,471)

Net Assets ($):
Beginning of Period	37,764,763	48,470,234
End of Period	44,182,098	37,764,763
Undistributed investment income—net	1,430	237,365

		The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	April 30, 2006	Year Ended
	(Unaudited)	October 31, 2005

Capital Share Transactions:
Class A [a]
Shares sold	166,615	643,370
Shares issued for dividends reinvested	23,155	98,112
Shares redeemed	(370,514)	(2,614,513)
Net Increase (Decrease) in Shares Outstanding	(180,744)	(1,873,031)

Class B [a]
Shares sold	47,397	80,097
Shares issued for dividends reinvested	282	3,247
Shares redeemed	(56,306)	(93,291)
Net Increase (Decrease) in Shares Outstanding	(8,627)	(9,947)

Class C
Shares sold	20,751	43,347
Shares issued for dividends reinvested	380	1,190
Shares redeemed	(2,960)	(17,317)
Net Increase (Decrease) in Shares Outstanding	18,171	27,220

Class R
Shares sold	5,795	2,469
Shares issued for dividends reinvested	67	36
Shares redeemed	(58)	(2)
Net Increase (Decrease) in Shares Outstanding	5,804	2,503

Class T
Shares sold	448	3,838
Shares issued for dividends reinvested	10	51
Shares redeemed	(10)	(1,633)
Net Increase (Decrease) in Shares Outstanding	448	2,256

a During the period ended April 30, 2006, 33,025 Class B shares representing $333,612 were automatically converted to 30,614 Class A shares and during the year ended October 31, 2005, 54,558 Class B shares representing $467,559 were automatically converted to 50,601 Class A shares.

See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2006		Year Ended October 31,

Class A Shares	(Unaudited)	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	9.94	8.57	7.28	5.97	7.42	17.21
Investment Operations:
Investment income (loss)—net [a]	.01	.07	.09	.03	(.00)[b]	(.04)
Net realized and unrealized
gain (loss) on investments	2.29	1.48	1.42	1.41	(1.45)	(4.91)
Total from Investment Operations	2.30	1.55	1.51	1.44	(1.45)	(4.95)
Distributions:
Dividends from
investment income—net	(.08)	(.18)	(.22)	(.13)	—	—
Dividends from net realized
gain on investments	—	—	—	—	—	(4.84)
Total Distributions	(.08)	(.18)	(.22)	(.13)	—	(4.84)
Net asset value, end of period	12.16	9.94	8.57	7.28	5.97	7.42

Total Return (%) [c]	23.23[d]	18.18	21.40	24.53	(19.54)	(39.33)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.79[d]	1.72	1.95	2.02	1.83	1.51
Ratio of net expenses
to average net assets	.77[d]	1.39	1.95	2.02	1.83	1.51
Ratio of net investment income
(loss) to average net assets	.11[d]	.74	1.08	.45	(.05)	(.37)
Portfolio Turnover Rate	34.13[d]	64.27	174.49	122.55	146.03	223.72

Net Assets, end of period
($ x 1,000)	39,474	34,063	45,440	29,246	26,334	36,546

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2006		Year Ended October 31,

Class B Shares	(Unaudited)	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	9.19	7.94	6.75	5.54	6.94	16.54
Investment Operations:
Investment income (loss)—net [a]	(.03)	.00[b]	.02	(.03)	(.07)	(.13)
Net realized and unrealized
gain (loss) on investments	2.12	1.37	1.33	1.30	(1.33)	(4.63)
Total from Investment Operations	2.09	1.37	1.35	1.27	(1.40)	(4.76)
Distributions:
Dividends from
investment income—net	(.01)	(.12)	(.16)	(.06)	—	—
Dividends from net realized
gain on investments	—	—	—	—	—	(4.84)
Total Distributions	(.01)	(.12)	(.16)	(.06)	—	(4.84)
Net asset value, end of period	11.27	9.19	7.94	6.75	5.54	6.94

Total Return (%) [c]	22.79[d]	17.32	20.30	23.07	(20.17)	(39.90)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.19[d]	2.53	2.78	3.04	2.80	2.42
Ratio of net expenses
to average net assets	1.17[d]	2.19	2.78	3.04	2.80	2.42
Ratio of net investment income
(loss) to average net assets	(.30)[d]	.04	.24	(.60)	(1.11)	(1.30)
Portfolio Turnover Rate	34.13[d]	64.27	174.49	122.55	146.03	223.72

Net Assets, end of period
($ x 1,000)	2,867	2,419	2,168	1,936	1,965	3,520

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

18

	Six Months Ended
	April 30, 2006		Year Ended October 31,

Class C Shares	(Unaudited)	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	8.77	7.59	6.47	5.30	6.67	16.02
Investment Operations:
Investment income (loss)—net [a]	(.03)	.01	.02	(.02)	(.05)	(.11)
Net realized and unrealized
gain (loss) on investments	2.03	1.30	1.27	1.25	(1.32)	(4.40)
Total from Investment Operations	2.00	1.31	1.29	1.23	(1.37)	(4.51)
Distributions:
Dividends from
investment income—net	(.04)	(.13)	(.17)	(.06)	—	—
Dividends from net realized
gain on investments	—	—	—	—	—	(4.84)
Total Distributions	(.04)	(.13)	(.17)	(.06)	—	(4.84)
Net asset value, end of period	10.73	8.77	7.59	6.47	5.30	6.67

Total Return (%) [b]	22.84[c]	17.35	20.33	23.45	(20.54)	(39.56)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.19[c]	2.48	2.77	2.89	2.71	2.33
Ratio of net expenses
to average net assets	1.16[c]	2.14	2.77	2.89	2.71	2.33
Ratio of net investment income
(loss) to average net assets	(.26)[c]	.11	.23	(.41)	(.93)	(1.17)
Portfolio Turnover Rate	34.13[c]	64.27	174.49	122.55	146.03	223.72

Net Assets, end of period
($ x 1,000)	1,674	1,210	840	663	563	754

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2006		Year Ended October 31,

Class R Shares	(Unaudited)	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	10.15	8.72	7.40	6.08	7.45	17.22
Investment Operations:
Investment income (loss)—net [a]	.04	.09	.06	.11	.02	(.01)
Net realized and unrealized
gain (loss) on investments	2.33	1.49	1.45	1.30	(1.39)	(4.92)
Total from Investment Operations	2.37	1.58	1.51	1.41	(1.37)	(4.93)
Distributions:
Dividends from
investment income—net	(.11)	(.15)	(.19)	(.09)	—	—
Dividends from net realized
gain on investments	—	—	—	—	—	(4.84)
Total Distributions	(.11)	(.15)	(.19)	(.09)	—	(4.84)
Net asset value, end of period	12.41	10.15	8.72	7.40	6.08	7.45

Total Return (%)	23.48[b]	18.31	20.89	23.21	(18.26)	(39.10)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.61[b]	1.63	2.24	2.21	1.47	1.19
Ratio of net expenses
to average net assets	.59[b]	1.28	2.24	2.21	1.47	1.19
Ratio of net investment income
(loss) to average net assets	.38[b]	.98	.69	1.24	.29	(.09)
Portfolio Turnover Rate	34.13[b]	64.27	174.49	122.55	146.03	223.72

Net Assets, end of period
($ x 1,000)	130	47	19	20	32	734

[a]	Based on average shares outstanding at each month end.
[b] Not annualized.
See notes to financial statements.

20

	Six Months Ended
	April 30, 2006		Year Ended October 31,

Class T Shares	(Unaudited)	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	9.68	8.39	7.17	5.84	7.33	17.13
Investment Operations:
Investment income (loss)—net [a]	(.01)	.08	(.03)	(.06)	(.09)	(.08)
Net realized and unrealized
gain (loss) on investments	2.23	1.40	1.39	1.39	(1.40)	(4.88)
Total from Investment Operations	2.22	1.48	1.36	1.33	(1.49)	(4.96)
Distributions:
Dividends from
investment income—net	(.04)	(.19)	(.14)	—	—	—
Dividends from net realized
gain on investments	—	—	—	—	—	(4.84)
Total Distributions	(.04)	(.19)	(.14)	—	—	(4.84)
Net asset value, end of period	11.86	9.68	8.39	7.17	5.84	7.33

Total Return (%) [b]	22.96[c]	17.87	19.22	22.77	(20.33)	(39.62)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.15[c]	2.13	3.75	3.47	2.72	1.93
Ratio of net expenses
to average net assets	.97[c]	1.78	3.75	3.47	2.72	1.93
Ratio of net investment income
(loss) to average net assets	(.07)[c]	.77	(.44)	(1.05)	(1.14)	(.81)
Portfolio Turnover Rate	34.13[c]	64.27	174.49	122.55	146.03	223.72

Net Assets, end of period
($ x 1,000)	37	26	3	1	1	7

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
See notes to financial statements.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier International Growth Fund (the “fund”) is a separate non-diversified series of Dreyfus Premier International Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series including the fund.The fund’s investment objective is to maximize capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 300 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class B, Class C, Class R and Class T. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective March 1, 2006, Class A shares of the fund may be purchased at net asset value (“NAV”) without payment of a sales charge:

•	By qualified investors who (i) purchase Class A shares directly through the Distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the Distributor in a Dreyfus-managed fund, including the fund, or a Founders Asset Management LLC
(“Founders”) managed fund since on or before February 28, 2006.
Founders is a wholly-owned subsidiary of the Distributor.

22

•	With the cash proceeds from an investor’s exercise of employment-
related stock options, whether invested in the fund directly or indi-
rectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the Distributor specifically relat-
ing to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor’s spouse and minor children become eligible to purchase
Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options.

•	By members of qualified affinity groups who purchase Class A shares directly through the Distributor, provided that the qualified affinity group has entered into an affinity agreement with the Distributor.

Effective March 1, 2006, Class A and Class T shares of the fund may be purchased at NAV without payment of a sales charge:

•	For Dreyfus-sponsored IRA “Rollover Accounts” with the distrib-
ution proceeds from qualified and non-qualified retirement plans or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a qualified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with the
Distributor specifically relating to processing rollovers. Upon estab-
lishing the Dreyfus-sponsored IRA rollover account in the fund, the shareholder becomes eligible to make subsequent purchases of
Class A or Class T shares of the fund at NAV in such account.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Investments in registered investment companies are valued at their NAV. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

24

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $16,157,634 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2005. If not applied, $11,605,405 of the carryover expires in fiscal 2009, $3,503,697 expires in fiscal 2010 and $1,048,532 expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2005 were as follows: ordinary income $1,028,750. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund may borrow up to $10 million for leveraging purposes under a short-term unsecured line of credit and participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended April 30, 2006, the fund did not borrow under either line of credit.

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Advisory Agreement (“Agreement”) with Dreyfus, the investment advisory fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has undertaken from November 1, 2005 through

26

October 31, 2006, that if the aggregate expenses of the fund exclusive of taxes, brokerage fees, interest on borrowings, Rule 12b-1 distribution plan fees, shareholder services plan fees and extraordinary expenses, exceed an annual rate of 1.50% of the value of the fund’s average daily net assets the fund may deduct from the payment to be made to Dreyfus under the Agreement, or Dreyfus will bear, such excess expense. The reduction in investment advisory fee, pursuant to the undertaking, amounted to $45 during the period ended April 30, 2006.

During the period ended April 30, 2006, the Distributor retained $3,278 from commissions earned on sales of the fund’s Class A shares and $2,462 and $1 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended April 30,2006,Class B,Class C and Class T shares were charged $9,598, $5,227 and $36, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2006, Class A, Class B, Class C and Class T shares were charged $45,105, $3,199, $1,742 and $36, respectively, pursuant to the Shareholder Services Plan.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2006, the fund was charged $17,423 pursuant to the transfer agency agreement.

During the period ended April 30, 2006, the fund was charged $1,926 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: investment advisory fees $26,607, Rule 12b-1 distribution plan fees $2,679, shareholder services plan fees $8,843, chief compliance officer fees $1,284 and transfer agency per account fees $6,930, which are offset against an expense reimbursement currently in effect in the amount of $4.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures and forward currency exchange contracts, during the period ended April 30, 2006, amounted to $13,415,736 and $14,146,047, respectively.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward currency exchange contracts, the fund would incur a

28

loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. At April 30,2006,there were no open forward currency exchange contracts.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market.The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in market value of the contracts at the close of each day’s trading.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at April 30, 2006, are set forth in the Statement of Financial Futures.

At April 30, 2006, accumulated net unrealized appreciation on investments was $11,450,719, consisting of $11,528,880 gross unrealized appreciation and $78,161 gross unrealized depreciation.

At April 30, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Event:

Effective on or about June 1, 2006, the fund will no longer offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

The Fund 29

For More	Information

Dreyfus Premier	Transfer Agent &
International Growth Fund	Dividend Disbursing Agent
200 Park Avenue
Dreyfus Transfer, Inc.
New York, NY 10166
200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue
Dreyfus Service Corporation
New York, NY 10166
200 Park Avenue
Custodian	New York, NY 10166
The Bank of New York
One Wall Street
New York, NY 10286

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier International Funds, Inc.
By:	/s/Stephen E. Canter
Stephen E. Canter
President

Date:	June 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Item 11. Controls and Procedures.

By:	/s/Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	June 30, 2006

By:	/s/James Windels
James Windels
Chief Financial Officer

Date:	June 30, 2006

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)